Share-based payments - General and Administrative Expenses and Game Operating Cost (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-based payments
Total recorded expenses	$ 3,751	$ 3,761	$ 2,276
Increase in Other reserves	3,751	3,079	2,159
Liabilities related to non share based		682	117
Liabilities related to share based			1,148
Game operating cost
Share-based payments
Total recorded expenses	121	234	1,073
Selling and marketing expenses
Share-based payments
Total recorded expenses	242	467
General and administrative expenses
Share-based payments
Total recorded expenses	3,388	3,060	1,203
Class B complex vesting
Share-based payments
Total recorded expenses	702	216	2,146
Complex conditional upon listing
Share-based payments
Total recorded expenses		930	$ 130
ESOP options
Share-based payments
Total recorded expenses	$ 3,049	$ 2,615